Vessels	6 Months Ended
Jun. 30, 2015
Property Plant And Equipment [Abstract]
Vessels

3.       Vessels

On March 19, 2015, the Company, through its subsidiaries Kapa Shipping Company Inc. and Mago Shipping Company Inc. (Note 1), entered into two memoranda of agreement with unrelated parties, to acquire the container vessels “YM Los Angeles” and “YM New Jersey”, respectively, for the purchase price of $21,500 each. The vessels were delivered to the Company on April 9, 2015 and April 22, 2015, respectively and were acquired with attached time charters, for which a deferred asset was recognized (Note 4). Pre-delivery expenses amounted to $218.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$333,078	$(26,984)	$306,094
- Acquisitions and other vessels' costs	$37,218	-	37,218
- Depreciation for the period	-	(5,953)	(5,953)
Balance, June 30, 2015	$370,296	$(32,937)	$337,359

As at June 30, 2015, certain of the Company's vessels, having a total carrying value of $197,204, were provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 5.